Supplemental Disclosures - Cash Flow Supplemental Information (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Dividends Payable [Roll Forward]
Dividends payable at the beginning of the period	$ 1.3	$ 5.3
Cash dividends paid	(5.6)	(13.4)
Cash dividends declared	47.8	9.4
Dividends payable at the end of the period	43.5	1.3
Long-term Debt [Roll Forward]
Long-term debt beginning of the period	2,259.6	2,905.1
Decrease in bank debt, net	(34.6)	(408.1)
Repayment of senior guaranteed notes	(217.6)	(224.4)
Realized gain on cross currency swap maturity		49.3
Foreign exchange	(37.2)	(62.3)
Long-term debt end of the period	1,970.2	2,259.6
Lease Liability [Roll Forward]
Lease liability, beginning of year	156.5	181.2
Payments of lease liabilities	(21.2)	(30.0)
Additions	5.9	4.8
Other	0.2	0.5
Lease liability, end of year	$ 141.4	$ 156.5